Schedule of Other Non-Current Assets (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
iGaming regulatory deposits	$ 1,587,526	$ 1,715,053	$ 755,474
iGaming deposit with service providers		261,825	434,738
Rent deposit	73,573	80,520	91,253
Other	4,364	4,778	33,544
Other non-current assets	$ 1,665,463	$ 2,062,176	$ 1,315,009